VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(“Portfolio”)

Supplement dated January 21, 2016

to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Prospectus

dated May 1, 2015, and to the Class R6 Prospectus dated November 20, 2015

(each a “Prospectus” and collectively the “Prospectuses”)

Effective December 31, 2015, Kristy Finnegan’s title has changed from Assistant Portfolio Manager to Portfolio Manager and James Dorment was added as a Portfolio Manager to the Portfolio.

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectuses is hereby revised to include the following:

James Dorment, CFA

Portfolio Manager (since 12/15)

2.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – the Sub-Advisers and Portfolio Managers – Voya Investment Management Co. LLC – Large Cap Value Portfolio” of the Prospectuses:

James Dorment, CFA, Portfolio Manager serves on Voya IM’s large-cap value and mid-cap value strategies. Mr. Dorment joined Voya IM in 2008 as an analyst covering the consumer sectors. Prior to that he was a senior research analyst at Columbia Management.

3.	All references to Kristy Finnegan’s title of “Assistant Portfolio Manager” are hereby deleted in their entirety and replaced with “Portfolio Manager”.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

Voya Large Cap Value Portfolio

(“Portfolio”)

Supplement dated January 21, 2016

to the Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class

Statement of Additional Information dated May 1, 2015 and

to the Portfolio’s Class R6 Statement of Additional Information

dated November 20, 2015

(each a “SAI” and collectively the “SAIs”)

Effective December 31, 2015, James Dorment was added as a Portfolio Manager of the Portfolio. The SAIs are revised as follows:

1.	The line item with respect to the Portfolio in the table within the sub-section entitled “Compensation” under the section entitled “Sub-Advisers – Portfolio Management” of the SAIs is replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Large Cap Value	Christopher F. Corapi, Vincent Costa, CFA, James Dorment, CFA, and Kristy Finnegan, CFA	Russell 1000® Value Index

2.	The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Sub-Adviser - Portfolio Management” of the SAIs are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
James Dorment(1)	2	$2,721,312,401	0	$0	0	$0

(1) As of December 31, 2015.

Ownership of Securities

Voya Large Cap Value Portfolio

Portfolio Manager	Dollar Range of Portfolio Shares Owned
James Dorment(1)	None

(1) As of December 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE